Commitments, Contingent Liabilities and Other (Changes in Product Warranty Liability) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance at beginning of the fiscal year	¥ 44,717	¥ 57,694	¥ 64,450
Additional liabilities for warranties	23,041	32,179	51,465
Settlements (in cash or in kind)	(26,326)	(30,570)	(47,922)
Changes in estimate for pre-existing warranty reserve	(7,370)	(16,802)	(8,120)
Translation adjustments	(1,057)	2,216	(2,179)
Balance at end of the fiscal year	¥ 33,005	¥ 44,717	¥ 57,694